Group Subsidiaries and Holdings - Significant holdings (Details)				12 Months Ended
	Nov. 01, 2023	Sep. 23, 2021	Dec. 01, 2020	Dec. 31, 2023
Dizal (Jiangsu) Pharmaceutical Co., Ltd.
Significant and associate holdings
Proportion of ownership interest in associate				26.69%
Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership)
Significant and associate holdings
Proportion of ownership interest in associate			22.00%	22.13%
VaxEquity
Significant and associate holdings
Proportion of ownership interest in associate		40.00%		40.00%
C.C.Global Chemicals Company
Significant and associate holdings
Proportion of ownership interest in associate				37.50%
Medetia SAS
Significant and associate holdings
Proportion of ownership interest in associate				10.00%
Cellectis
Significant and associate holdings
Proportion of ownership interest in associate	22.00%			22.35%
AION Labs
Significant and associate holdings
Proportion of ownership interest in associate				19.23%
CombineAble
Significant and associate holdings
Proportion of ownership interest in associate				11.25%
TenAces
Significant and associate holdings
Proportion of ownership interest in associate				12.50%
Swedish Orphan Biovitrium AB
Significant and associate holdings
Proportion of ownership interest in associate				9.89%
Ondosis
Significant and associate holdings
Proportion of ownership interest in associate				19.90%
CCRM Nordic
Significant and associate holdings
Proportion of ownership interest in associate				19.90%
Niox Group plc
Significant and associate holdings
Proportion of ownership interest in associate				16.89%
AbMed Corporation
Significant and associate holdings
Proportion of ownership interest in associate				18.00%
Baergic Bio Inc
Significant and associate holdings
Proportion of ownership interest in associate				19.95%
Regio Biosciences
Significant and associate holdings
Proportion of ownership interest in associate				19.54%